INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES
INVESTMENTS IN DEBT AND EQUITY SECURITIES

Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

	Six months ended June 30, 2019			Year ended December 31, 2018
(in thousands of $)	Amortised Cost	Unrealised gains/(losses)*	Fair value	Amortised Cost	Unrealised gains/(losses)*	Fair value
Corporate bonds:
NorAm Drilling	4,423	477	4,900	4,715	477	5,192
Oro Negro Bond	7,886	(168)	7,718	7,886	167	8,053
Oro Negro Super Senior Bond	1,564	39	1,603	—	—	—
Total corporate bonds	13,873	348	14,221	12,601	644	13,245
Total equity securities	73,929	27,408	101,337	63,633	10,296	73,929
Total Investments	87,802	27,756	115,558	76,234	10,940	87,174
* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.

Corporate Bonds
The investments in corporate bonds at June 30, 2019, consist of investments in Oro Negro and NorAm Drilling Company AS ("NorAm Drilling") bonds which have a total carrying value of $14.2 million (December 31, 2018: $13.2 million) and have maturities in 2019 and 2021. In April 2019, the Company acquired 12% Super Senior Callable Liquidity Bonds from Oro Negro with a face value of $1.6 million. During six months ended June 30, 2019, the Company redeemed $0.3 million under the 9% Senior Secured Callable Bonds due 2021 and recorded no gain or loss on redemption.

The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income". The accumulated net unrealized gain on these available-for-sale corporate debt securities included in "Other comprehensive income" at June 30, 2019, was $0.3 million (December 31, 2018: gain of $0.6 million).

Equity Securities
The investments in shares at June 30, 2019 consist of listed shares in Frontline with a carrying value of $88.0 million (December 31, 2018: $60.8 million), shares in NorAm Drilling traded in the Norwegian Over the Counter market ("OTC") with a carrying value of $4.2 million (December 31, 2018: $3.9 million), and shares in ADS Crude Carriers Plc. ("ADS"), listed on the Merkur Market at the Oslo Stock Exchange with a carrying value of $9.2 million at June 30, 2019 (December 31, 2018: $9.2 million). See also Note 15: Related party transactions.